Segment and Geographic Information - Property and Equipment by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021
Segment Reporting Information [Line Items]
Property and equipment, net	$ 24,878	$ 18,617
United States
Segment Reporting Information [Line Items]
Property and equipment, net	23,640	17,355
Canada
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,238	$ 1,262
Non-US | Property, Plant and Equipment | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	5.00%	7.00%